Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and contingencies
2023	$ 224,629
2024	275,363
2025	711,455
2026	1,410,003
2027 and thereafter	4,204,369
Total committed expenditures	$ 6,825,819